Voyage and Vessel operating expenses - Vessel operating expenses (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Voyage And Vessel Operating Expenses
Crew wages and related costs	$ 109,311	$ 103,701	$ 80,360
Insurances	13,002	10,311	7,544
Maintenance, repairs, spares and stores	37,947	25,675	26,368
Lubricants	10,669	9,833	8,494
Tonnage taxes (Note 16)	2,103	2,087	1,506
Pre-delivery and Pre-joining expenses	(0)	1,507	1,234
Miscellaneous	5,511	6,948	3,366
Total vessel operating expenses	$ 178,543	$ 160,062	$ 128,872